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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

(No. 002-34393)	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 326	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

(No. 811-01879)	☒
Amendment No. 309	☒
(Check appropriate box or boxes.)

JANUS INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Abigail Murray – 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 18, 2024 at 12:01am Mountain Time pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 325 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 308 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to paragraph (a)(1) of Rule 485 on August 16, 2024 to establish American Cancer Society Support – Class I Shares and American Cancer Society Support – Class N Shares of Janus Henderson Government Money Market Fund, a series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on October 15, 2024.

This Post-Effective Amendment No. 326 under the 1933 Act and Amendment No. 309 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating October  18, 2024 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 326 incorporates by reference the information contained in Parts A, B, and C of the Post-Effective Amendment No. 325, which was filed on August 16, 2024.

The Registrant is a series fund with multiple series and classes currently established. This Post-Effective Amendment No. 326 is not intended to update or amend the prospectuses or statements of additional information of any series or classes except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 11th day of October, 2024.

JANUS INVESTMENT FUND

By:	/s/ Michelle R. Rosenberg
Michelle R. Rosenberg, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michelle R. Rosenberg Michelle R. Rosenberg	President and Chief Executive Officer (Principal Executive Officer)	October 11, 2024

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	October 11, 2024

Alan A. Brown* Alan A. Brown	Chairman and Trustee	October 11, 2024

Cheryl D. Alston* Cheryl D. Alston	Trustee	October 11, 2024

Raudline Etienne* Raudline Etienne	Trustee	October 11,2024

Darrell B. Jackson* Darrell B. Jackson	Trustee	October 11, 2024

Dominic Janssens* Dominic Janssens	Trustee	October 11, 2024

William F. McCalpin* William F. McCalpin	Trustee	October 11, 2024

Gary A. Poliner* Gary A. Poliner	Trustee	October 11, 2024

Diane L. Wallace* Diane L. Wallace	Trustee	October 11, 2024

*By:	/s/ Abigail Murray
Abigail Murray
Attorney - In-Fact

Pursuant to Powers of Attorney, dated November 29, 2019, August 30, 2022, and August 14, 2024, incorporated herein by reference to Exhibit (q)(1) to Post-Effective Amendment No. 325, filed on August 16, 2024.